Rockefeller Climate Solutions Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Building Products - 9.5%
A. O. Smith Corp.	24,440	$1,624,771
AAON, Inc.	12,101	929,357
Advanced Drainage Systems, Inc.	11,381	1,267,729
AZEK Co., Inc. (a)	41,536	1,945,962
Cie de Saint-Gobain	24,928	2,494,627
		8,262,446

Capital Markets - 4.6%
StoneX Group, Inc. (a)	33,333	4,022,293

Chemicals - 6.3%
Air Products and Chemicals, Inc.	8,550	2,703,083
DSM-Firmenich AG	14,888	1,595,437
Novonesis (Novozymes) B	18,769	1,136,108
		5,434,628

Commercial Services & Supplies - 9.1%
Rentokil Initial PLC	372,161	1,868,371
Republic Services, Inc.	9,070	2,149,772
Tetra Tech, Inc.	63,637	1,857,564
Veralto Corp.	20,165	2,011,660
		7,887,367

Construction & Engineering - 4.4%
Limbach Holdings, Inc. (a)	23,288	1,932,904
Stantec, Inc.	21,756	1,853,565
		3,786,469

Electric Utilities - 4.0%
NextEra Energy, Inc.	19,115	1,341,299
SSE PLC	110,044	2,121,412
		3,462,711

Electrical Equipment - 7.4%
Array Technologies, Inc. (a)	98,900	522,192
GE Vernova, Inc.	2,860	958,615
Schneider Electric SE	13,014	3,197,354
Vertiv Holdings Co. - Class A	10,951	1,042,207
Vestas Wind Systems AS (a)	47,498	668,948
		6,389,316

Electronic Equipment, Instruments & Components - 14.7%
Badger Meter, Inc.	12,238	2,574,018
Halma PLC	56,930	2,018,408
Mirion Technologies, Inc. (a)	82,812	1,286,070
TE Connectivity PLC	11,699	1,801,997
Teledyne Technologies, Inc. (a)	4,295	2,212,011
Trimble, Inc. (a)	40,521	2,916,702
		12,809,206

Financial Services - 1.0%
HA Sustainable Infrastructure Capital, Inc.	31,083	893,015

Food Products - 3.8%
Bakkafrost P/F	21,718	1,091,898
Darling Ingredients, Inc. (a)	62,439	2,253,424
		3,345,322

Household Durables - 1.6%
TopBuild Corp. (a)	4,423	1,355,163

Industrial Conglomerates - 1.5%
Hitachi Ltd.	51,900	1,319,095

Insurance - 3.5%
Chubb Ltd.	10,686	3,050,639

Life Sciences Tools & Services - 5.7%
Agilent Technologies, Inc.	15,527	1,986,214
Eurofins Scientific SE (a)	32,978	1,656,832
Mettler-Toledo International, Inc. (a)	1,053	1,340,174
		4,983,220

Machinery - 10.2%
ATS Corp. (a)	61,926	1,800,316
ESCO Technologies, Inc.	11,042	1,820,605
Mueller Industries, Inc.	49,034	3,931,546
Xylem, Inc./NY	9,783	1,280,497
		8,832,964

Multi-Utilities - 2.3%
CMS Energy Corp.	27,334	1,996,749

Professional Services - 4.6%
Bureau Veritas SA	89,413	2,688,971
Verisk Analytics, Inc.	4,548	1,350,347
		4,039,318

Semiconductors & Semiconductor Equipment - 0.4%
Enphase Energy, Inc. (a)	6,740	386,404

Software - 4.0%
Roper Technologies, Inc.	3,238	1,892,611
Synopsys, Inc. (a)	3,389	1,549,722
		3,442,333
TOTAL COMMON STOCKS (Cost $76,007,290)		85,698,658

SHORT-TERM INVESTMENTS - 0.9%		Value
Money Market Funds - 0.9%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (b)	823,546	823,546
TOTAL SHORT-TERM INVESTMENTS (Cost $823,546)		823,546

TOTAL INVESTMENTS - 99.5% (Cost $76,830,836)		86,522,204
Other Assets in Excess of Liabilities - 0.5%		440,420
TOTAL NET ASSETS - 100.0%		$86,962,624
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Rockefeller Climate Solutions Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$63,841,196	$21,857,462	$–	$85,698,658
Money Market Funds	823,546	–	–	823,546
Total Investments	$64,664,742	$21,857,462	$–	$86,522,204

Refer to the Schedule of Investments for further disaggregation of investment categories.